UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc., 399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:_646-828-3653

Date of fiscal year end: January 31, 2016

Date of reporting period: October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 57.1%
CONSUMER DISCRETIONARY — 7.9%
Comcast
5.70%, 5/15/18	$330,000	$364,658
Daimler Finance North America LLC
1.65%, 5/18/18 (A)	500,000	495,468
1.38%, 8/1/17 (A)	350,000	347,543
Ford Motor Credit LLC
1.72%, 12/6/17	745,000	739,146
1.70%, 5/9/16	500,000	501,150
1.56%, 5/9/16	250,000	250,702
1.50%, 1/17/17	840,000	837,675
Time Warner Inc.
2.10%, 6/1/19	275,000	274,035
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	250,000	240,665
1.60%, 11/20/17 (A)	665,000	646,147
		4,697,189
CONSUMER STAPLES — 3.3%
Anheuser-Busch InBev Finance
1.25%, 1/17/18	300,000	296,795
CVS Caremark
5.75%, 6/1/17	850,000	908,693
CVS Health
1.20%, 12/5/16	425,000	426,270
SABMiller Holdings
2.45%, 1/15/17 (A)	290,000	293,389
		1,925,147
ENERGY — 8.2%
Canadian Natural Resources
5.70%, 5/15/17	375,000	394,584
1.75%, 1/15/18	800,000	787,959
Chevron
1.37%, 3/2/18	300,000	300,650
Enterprise Products Operating LLC
1.65%, 5/7/18	300,000	297,682
Enterprise Products Partners
6.30%, 9/15/17	850,000	920,223
Exxon Mobil
1.31%, 3/6/18	150,000	150,800
Kinder Morgan Energy Partners
3.50%, 3/1/16	750,000	755,296
Petro-Canada
6.05%, 5/15/18	150,000	164,192
Phillips 66
2.95%, 5/1/17	500,000	511,293
Shell International Finance
0.90%, 11/15/16	145,000	145,183
Shell International Finance BV
2.13%, 5/11/20	100,000	100,193
Statoil
0.61%, 5/15/18	350,000	346,155
		4,874,210
FINANCIALS — 27.1%
Australia & New Zealand Banking Group NY MTN
1.25%, 1/10/17	350,000	351,106
AvalonBay Communities MTN
5.75%, 9/15/16 ‡	95,000	98,696
Bank of America
3.88%, 3/22/17	955,000	986,744
2.00%, 1/11/18	350,000	351,615
0.58%, 10/14/16	450,000	448,510
Bank of Nova Scotia
2.55%, 1/12/17	500,000	508,794
BB&T MTN
2.25%, 2/1/19	470,000	474,898
Berkshire Hathaway
2.10%, 8/14/19	300,000	304,198
Caisse Centrale Desjardins
0.99%, 1/29/18 (A)	200,000	199,590
Citigroup
2.50%, 9/26/18	525,000	531,347
2.40%, 2/18/20	150,000	149,214
1.55%, 8/14/17	525,000	524,786
Commonwealth Bank of Australia NY
2.25%, 3/13/19	155,000	156,027
1.40%, 9/8/17	410,000	410,401
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	150,000	149,581
ERP Operating
5.13%, 3/15/16 ‡	820,000	832,898
Goldman Sachs Group Inc.
2.38%, 1/22/18	200,000	203,116
1.00%, 5/22/17	675,000	674,255
JPMorgan Chase
6.00%, 10/1/17	1,350,000	1,461,045
1.27%, 1/23/20	200,000	200,086
JPMorgan Chase MTN
1.70%, 3/1/18	475,000	474,502
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	310,000	313,411
1.50%, 1/10/18 (A)	315,000	314,769
National Australia Bank MTN
2.75%, 3/9/17	410,000	418,944
PNC Bank
1.50%, 2/23/18	100,000	99,905
1.13%, 1/27/17	1,115,000	1,114,959
Royal Bank of Canada MTN
2.15%, 3/15/19	460,000	462,688
2.15%, 3/6/20	150,000	149,583
Simon Property Group
2.20%, 2/1/19 ‡	250,000	252,280
1.50%, 2/1/18 ‡(A)	130,000	129,660
US Bancorp MTN
1.65%, 5/15/17	415,000	418,575
US Bank
1.10%, 1/30/17	250,000	250,576
Ventas Realty
2.00%, 2/15/18 ‡	495,000	496,563
1.55%, 9/26/16 ‡	275,000	276,191
Wells Fargo
6.00%, 11/15/17	200,000	217,290
1.50%, 1/16/18	100,000	100,361
Wells Fargo MTN
2.60%, 7/22/20	125,000	126,077
1.40%, 9/8/17	350,000	350,761
0.95%, 4/23/18	1,000,000	1,004,293
		15,988,295

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HEALTH CARE — 0.8%
Amgen
1.25%, 5/22/17	$460,000	$459,219

INDUSTRIALS — 2.7%
GE Capital International Funding MTN
0.96%, 4/15/16 (A)	1,170,000	1,169,769
General Electric
5.25%, 12/6/17	410,000	442,512
		1,612,281
TELECOMMUNICATION SERVICES — 5.9%
AT&T
2.45%, 6/30/20	450,000	445,602
1.60%, 2/15/17	450,000	451,763
1.40%, 12/1/17	525,000	523,998
Verizon Communications
2.09%, 9/14/18	750,000	770,466
2.00%, 11/1/16	915,000	923,609
0.73%, 6/9/17	400,000	398,819
		3,514,257
UTILITIES — 1.2%
Consolidated Edison of New York
5.30%, 12/1/16	460,000	481,292
PacifiCorp
5.50%, 1/15/19	180,000	200,109
		681,401
TOTAL CORPORATE OBLIGATIONS		33,751,999
U.S. TREASURY OBLIGATIONS — 27.2%
U.S. Treasury Note
1.38%, 8/31/20	400,000	397,802
1.00%, 12/15/17 to 5/15/18	2,600,000	2,604,893
0.88%, 1/31/17 to 7/15/18	6,350,000	6,365,083
U.S. Treasury STRIPS
1.43%, 2/15/17 (B)	2,700,000	2,678,076
0.64%, 11/15/17 (B)	1,000,000	983,443
0.56%, 8/15/17 (B)	3,050,000	3,011,357
TOTAL U.S. TREASURY OBLIGATIONS		16,040,654
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 8.6%
Fannie Mae — 4.0%
10.00%, 2/1/25 (C)	3,345	3,557
9.50%, 8/1/22 (C)	1,538	1,654
8.00%, 1/1/16 (C)	67	67
7.50%, 6/1/16 to 3/01/31 (C)	29,916	31,025
7.00%, 12/1/15 to 7/01/31 (C)	26,320	26,694
6.50%, 1/1/16 to 11/01/37 (C)	682,962	752,818
6.00%, 5/1/16 to 5/01/38 (C)	699,823	774,627
5.50%, 6/1/18 to 6/01/24 (C)	465,857	495,963
5.00%, 3/1/23 (C)	9,877	10,667
4.50%, 5/1/18 to 1/01/19 (C)	139,788	145,084
4.00%, 5/1/23 (C)	109,149	115,420
2.35%, 1/1/16 (C)	600	600
		2,358,176
Freddie Mac — 2.6%
9.00%, 6/1/16 to 7/01/30 (C)	3,680	4,104
8.00%, 2/1/17 (C)	1,430	1,463
7.00%, 3/1/16 to 7/01/17 (C)	30,780	31,347
6.50%, 4/1/17 to 2/01/19 (C)	8,314	8,536
6.00%, 11/1/17 to 8/01/24 (C)	127,079	133,894
5.50%, 12/1/17 to 2/01/37 (C)	710,222	761,913
5.00%, 10/1/23 (C)	26,971	27,968
4.50%, 4/1/21 to 1/01/25 (C)	32,425	34,925
3.00%, 9/1/21 (C)	360,897	375,998
		1,380,148
Ginnie Mae — 2.6%
7.00%, 12/15/23 to 12/15/38	292,644	324,272
6.50%, 4/15/16 to 7/15/29	28,666	30,906
6.00%, 12/15/16 to 2/15/32	270,994	285,266
5.50%, 10/15/23	423,276	460,079
4.50%, 11/15/23 to 7/15/24	166,891	175,312
4.00%, 3/15/19	56,199	59,247
		1,335,082
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		5,073,406
REGIONAL GOVERNMENT OBLIGATIONS — 2.5%
Province of Ontario Canada
2.00%, 1/30/19	400,000	404,660
Province of Quebec Canada
4.63%, 5/14/18	1,000,000	1,083,196
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		1,487,856
MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	116,509

TOTAL MUNICIPAL OBLIGATION		116,509
REPURCHASE AGREEMENT — 2.3%
Counterparty: Bank of Nova Scotia
0.070% dated 10/30/15, due 11/2/15
in the amount of $1,386,008, fully collateralized by U.S. Government Obligations, par value $410,000 - $993,000 coupon range 0.75% - 4.75%, maturity range 11/17/15 - 4/20/17 value $1,413,945	1,386,000	1,386,000
TOTAL REPURCHASE AGREEMENT		1,386,000
TOTAL INVESTMENTS
(Cost $57,628,993) †— 97.9%		57,856,424
OTHER ASSETS AND LIABILITIES, NET — 2.1%		1,212,078
NET ASSETS — 100.0%		$59,068,502

†	At October 31, 2015, the tax basis cost of the Fund's investments was $57,628,993, and the unrealized appreciation and depreciation were $343,690 and $(116,259), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities amounted to $4,150,411 or 7.0% of net assets of the Fund. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(B)	The rate shown is the effective yield at time of purchase
(C)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
‡	Real Estate Investment Trust.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

STRIPS — Separately Traded Registered Interest and Principal Securities

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2015 (unaudited)

As of October 31, 2015 , all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 45.8%
CONSUMER DISCRETIONARY — 4.3%
Comcast
5.70%, 5/15/18	$200,000	$221,005
Daimler Finance North America LLC
1.38%, 8/1/17 (A)	104,000	103,270
Ford Motor Credit LLC
4.38%, 8/6/23	72,000	76,019
2.38%, 1/16/18	360,000	361,888
1.72%, 12/6/17	280,000	277,800
1.50%, 1/17/17	180,000	179,502
Time Warner Inc.
2.10%, 6/1/19	200,000	199,298
Volkswagen Group of America Finance
1.65%, 5/22/18 (A)	100,000	96,266
1.60%, 11/20/17 (A)	188,000	182,670
		1,697,718
CONSUMER STAPLES — 2.6%
Anheuser-Busch InBev Finance
2.63%, 1/17/23	200,000	189,978
1.25%, 1/17/18	176,000	174,120
CVS Caremark
5.75%, 6/1/17	139,000	148,598
CVS Health
3.38%, 8/12/24	125,000	125,162
2.75%, 12/1/22	164,000	160,763
Diageo Capital PLC
1.50%, 5/11/17	132,000	132,349
SABMiller Holdings
3.75%, 1/15/22 (A)	80,000	81,814
		1,012,784
ENERGY — 8.4%
Apache
3.63%, 2/1/21	150,000	153,762
Canadian Natural Resources
5.70%, 5/15/17	145,000	152,572
3.80%, 4/15/24	248,000	234,423
1.75%, 1/15/18	104,000	102,435
Chevron
1.37%, 3/2/18	100,000	100,217
ConocoPhillips
3.35%, 11/15/24	152,000	150,226
Enterprise Products Operating
3.75%, 2/15/25	150,000	144,457
3.35%, 3/15/23	76,000	73,820
2.55%, 10/15/19	88,000	87,689
1.65%, 5/7/18	500,000	496,138
Husky Energy Inc.
3.95%, 4/15/22	250,000	244,536
Kinder Morgan Energy Partners
3.50%, 3/1/16	228,000	229,610
2.65%, 2/1/19	60,000	58,648
Phillips 66
4.30%, 4/1/22	80,000	84,897
2.95%, 5/1/17	212,000	216,789
Shell International Finance BV
2.13%, 5/11/20	225,000	225,434
Suncor Energy Inc.
3.60%, 12/1/24	185,000	184,169
TransCanada PipeLines
2.50%, 8/1/22	350,000	330,116
		3,269,938
FINANCIALS — 21.9%
AvalonBay Communities MTN
2.85%, 3/15/23 ‡	64,000	61,768
Bank of America
2.00%, 1/11/18	431,000	432,989
Bank of America MTN
4.10%, 7/24/23	180,000	188,117
3.88%, 8/1/25	100,000	101,741
3.30%, 1/11/23	100,000	99,711
Bank of Montreal MTN
1.40%, 9/11/17	104,000	104,112
Bank of Nova Scotia
2.80%, 7/21/21	148,000	148,211
BB&T MTN
1.60%, 8/15/17	88,000	88,409
Berkshire Hathaway
2.10%, 8/14/19	100,000	101,399
Branch Banking & Trust
3.63%, 9/16/25	175,000	175,520
2.85%, 4/1/21	224,000	226,000
Caisse Centrale Desjardins
0.99%, 1/29/18 (A)	200,000	199,590
CDP Financial
4.40%, 11/25/19 (A)	100,000	109,053
3.15%, 7/24/24	200,000	202,177
Citigroup
3.75%, 6/16/24	192,000	195,856
2.40%, 2/18/20	399,000	396,909
1.55%, 8/14/17	200,000	199,919
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	200,000	199,442
Commonwealth Bank of Australia NY
2.25%, 3/13/19	208,000	209,378
ERP Operating
5.13%, 3/15/16 ‡	48,000	48,755
4.63%, 12/15/21 ‡	148,000	161,388
3.38%, 6/1/25 ‡	600,000	596,831
General Electric Capital
2.10%, 12/11/19	80,000	80,196
General Electric Capital MTN
5.50%, 1/8/20	80,000	90,869
Goldman Sachs Group Inc.
1.00%, 5/22/17	200,000	199,779
JPMorgan Chase
6.00%, 10/1/17	500,000	541,128
3.90%, 7/15/25	100,000	102,398
3.20%, 1/25/23	180,000	179,490
1.27%, 1/23/20	100,000	100,043
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	100,000	105,344
2.30%, 4/10/19 (A)	236,000	238,597
PNC Bank
2.95%, 2/23/25	60,000	58,330
2.25%, 7/2/19	140,000	140,652
1.50%, 2/23/18	199,000	198,811
PNC Bank MTN
3.25%, 6/1/25	140,000	139,423
Royal Bank of Canada MTN
2.15%, 3/15/19	189,000	190,104
2.15%, 3/6/20	160,000	159,555

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
Simon Property Group
1.50%, 2/1/18 ‡(A)	$172,000	$171,550
Ventas Realty
3.25%, 8/15/22 ‡	152,000	147,934
2.00%, 2/15/18 ‡	164,000	164,518
1.55%, 9/26/16 ‡	212,000	212,918
Wells Fargo MTN
4.10%, 6/3/26	240,000	244,578
3.45%, 2/13/23	515,000	516,497
0.95%, 4/23/18	88,000	88,378
Wells Fargo
1.50%, 1/16/18	276,000	276,995
		8,595,362
HEALTH CARE — 0.2%
Amgen
1.25%, 5/22/17	88,000	87,851

INDUSTRIALS — 3.6%
Burlington Northern Santa Fe
5.75%, 3/15/18	160,000	175,345
3.65%, 9/1/25	100,000	101,956
GE Capital International Funding MTN
0.96%, 4/15/16 (A)	268,000	267,947
General Electric Capital MTN
2.20%, 1/9/20	250,000	252,678
0.71%, 5/5/26	310,000	290,015
Lockheed Martin
3.35%, 9/15/21	80,000	82,319
Raytheon
3.13%, 10/15/20	228,000	238,405
		1,408,665
INFORMATION TECHNOLOGY — 0.3%
Apple
2.85%, 5/6/21	104,000	107,096

TELECOMMUNICATION SERVICES — 3.6%
AT&T
3.40%, 5/15/25	50,000	48,519
2.45%, 6/30/20	325,000	321,824
1.40%, 12/1/17	177,000	176,662
Verizon Communications
5.15%, 9/15/23	92,000	102,544
3.65%, 9/14/18	144,000	151,877
3.50%, 11/1/24	50,000	49,992
2.45%, 11/1/22	260,000	250,417
2.09%, 9/14/18	200,000	205,457
0.73%, 6/9/17	120,000	119,646
		1,426,938
UTILITIES — 0.9%
Consolidated Edison Co. of New York
3.30%, 12/1/24	120,000	121,741
PacifiCorp
5.50%, 1/15/19	188,000	209,003
		330,744
TOTAL CORPORATE OBLIGATIONS		17,937,096
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 21.4%
FANNIE MAE — 14.6%
6.00%, 10/1/38 (B)	57,155	65,410
5.50%, 2/1/38 (B)	51,116	57,346
5.00%, 6/1/40 (B)	242,984	268,445
4.50%, 4/1/41 to 9/01/43 (B)	816,563	887,514
4.00%, 2/1/26 to 12/01/40 (B)	383,492	408,683
3.50%, 12/1/25 to 9/01/42 (B)	1,695,817	1,783,264
3.00%, 9/1/42 to 10/01/43 (B)	2,016,668	2,043,939
2.61%, 10/25/21 (B)	97,171	122,419
2.50%, 3/1/26 (B)	120,000	99,640
		5,736,660
FREDDIE MAC — 2.7%
5.00%, 8/1/35 to 4/01/40 (B)	647,279	713,893
4.00%, 6/1/25 (B)	124,730	132,982
3.50%, 1/1/41 (B)	186,124	193,793
		1,040,668
GINNIE MAE — 4.1%
5.50%, 4/15/35	79,005	89,168
4.50%, 10/15/40	62,268	67,356
4.00%, 10/15/40 to 7/15/45	562,997	602,644
3.50%, 12/15/40 to 8/15/42	817,883	856,776
		1,615,944
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		8,393,272
U.S. TREASURY OBLIGATIONS — 20.0%
U.S. TIPS Bonds
0.13%, 4/15/20	100,000	100,998
U.S. Treasury Bond
5.38%, 2/15/31	440,000	604,416
4.50%, 2/15/36 to 5/15/38	1,645,000	2,139,331
2.75%, 11/15/42	580,000	560,652
2.63%, 11/15/20	125,000	131,273
2.50%, 2/15/45	150,000	136,615
U.S. Treasury Note
2.75%, 2/15/24	50,000	52,717
1.75%, 5/15/23	130,000	127,952
1.50%, 1/31/22	352,000	345,437
1.38%, 8/31/20	545,000	542,005
1.25%, 2/29/20	750,000	743,916
1.00%, 12/15/17	465,000	466,834
0.88%, 12/31/16 to 7/15/18	500,000	500,703
U.S. Treasury STRIPS
2.66%, 2/15/34 (C)	165,000	98,125
2.61%, 2/15/33 (C)	160,000	98,564
2.05%, 2/15/35 (C)	206,000	118,510
1.46%, 5/15/20 (C)	800,000	744,118
0.56%, 8/15/17 (C)	325,000	320,882
TOTAL U.S. TREASURY OBLIGATIONS		7,833,048
REGISTERED INVESTMENT COMPANIES — 5.3%
iShares 10+ Year Credit Bond Fund ETF	2,100	120,750
iShares iBoxx $ Investment Grade Corporate Bond Fund ETF	1,230	143,197
iShares MBS ETF	16,692	1,826,772
TOTAL REGISTERED INVESTMENT COMPANIES		2,090,719
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FREDDIE MAC — 0.7%
6.25%, 7/15/32 (B)	43,000	61,070
2.38%, 1/13/22 (B)	210,000	214,957
TENNASSEE VALLEY AUTHORITY — 0.6%
3.50%, 12/15/42	250,000	238,021
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		514,048
REGIONAL GOVERNMENT OBLIGATIONS — 0.6%
Province of Quebec Canada
7.50%, 9/15/29	72,000	105,307
3.50%, 7/29/20	113,000	120,507
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		225,814

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 4.9%
Counterparty: Bank of Nova Scotia
0.070% dated 10/30/15, due 11/2/15
in the amount of $1,929,011, fully collateralized a U.S. Government Obligation, par value $1,923,000 coupon 4.75%, maturity 11/17/15 value $1,968,565	$1,929,000	$1,929,000
TOTAL REPURCHASE AGREEMENT		1,929,000
TOTAL INVESTMENTS
(Cost $38,975,372) †— 99.3%		38,922,997
OTHER ASSETS AND LIABILITIES, NET — 0.7%		260,172
NET ASSETS — 100.0%		$39,183,169

†	At October 31, 2015, the tax basis cost of the Fund's investments was $38,975,372, and the unrealized appreciation and depreciation were $155,716 and $(208,091), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities amounted to $1,556,101 or 4.0% of net assets of the Fund. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase
‡	Real Estate Investment Trust.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MBS — Mortgage Backed Security

MTN — Medium Term Note

PLC — Public Limited Company

STRIPS — Separately Traded Registered Interest and Principal Securities

TIPS —  Treasury Inflation Protected Security

The following is a list of the inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$17,937,096	$—	$17,937,096
U.S. Government Mortgage Backed Obligations	—	8,393,272	—	8,393,272
U.S. Treasury Obligations	—	7,833,048	—	7,833,048
Registered Investment Companies	2,090,719	—	—	2,090,719
U.S. Government Agency Obligations	—	514,048	—	514,048
Regional Government Obligations	—	225,814	—	225,814
Repurchase Agreement	—	1,929,000	—	1,929,000
Total Investments in Securities	$2,090,719	$36,832,278	$—	$38,922,997

For the period ended of October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 97.3%
CONSUMER DISCRETIONARY — 27.1%
American Greetings
7.38%, 12/1/21	$58,000	$61,045
Best Buy
5.50%, 3/15/21	150,000	160,500
CCO Holdings LLC
7.38%, 6/1/20	182,000	188,825
5.13%, 5/1/23 (A)	36,000	36,090
DISH DBS
7.88%, 9/1/19	51,000	55,962
4.63%, 7/15/17	73,000	75,007
Goodyear Tire & Rubber
7.00%, 5/15/22	117,000	127,237
6.50%, 3/1/21	50,000	53,125
Jarden
7.50%, 5/1/17	153,000	164,857
L Brands
8.50%, 6/15/19	117,000	138,060
Lear
4.75%, 1/15/23	146,000	146,912
Levi Strauss
6.88%, 5/1/22	58,000	63,583
Mattamy Group
6.50%, 11/15/20 (A)	73,000	71,859
PVH
4.50%, 12/15/22	169,000	169,423
Shearers Foods
9.00%, 11/1/19 (A)	55,000	58,300
Sinclair Televison Group
5.38%, 4/1/21	188,000	188,470
Sirius XM Radio
5.75%, 8/1/21 (A)	10,000	10,500
5.25%, 8/15/22 (A)	29,000	30,595
4.63%, 5/15/23 (A)	73,000	72,088
4.25%, 5/15/20 (A)	113,000	114,413
TEGNA Inc.
7.13%, 9/1/18	58,000	59,209
4.88%, 9/15/21 (A)	50,000	49,500
WMG Acquisition
6.00%, 1/15/21 (A)	83,000	85,490
		2,181,050
CONSUMER STAPLES — 3.8%
Constellation Brands
7.25%, 5/15/17	88,000	95,260
3.75%, 5/1/21	109,000	111,453
Smithfield Foods Inc.
5.88%, 8/1/21 (A)	36,000	37,800
Spectrum Brands
6.38%, 11/15/20	58,000	61,915
		306,428
ENERGY — 2.7%
CHC Helicopter
9.25%, 10/15/20	7,000	3,990
Chesapeake Energy
6.63%, 8/15/20	80,000	54,200
4.88%, 4/15/22	36,000	22,320
MEG Energy
6.50%, 3/15/21 (A)	40,000	35,100
Peabody Energy
6.50%, 9/15/20	55,000	7,287
6.25%, 11/15/21	73,000	9,673
6.00%, 11/15/18	131,000	22,925
Precision Drilling
6.50%, 12/15/21	73,000	63,510
		219,005
FINANCIALS — 7.6%
Ally Financial
7.50%, 9/15/20	58,000	67,715
6.25%, 12/1/17	58,000	61,915
CBRE Services
5.00%, 3/15/23	159,000	161,502
CIT Group
5.50%, 2/15/19 (A)	91,000	96,574
3.88%, 2/19/19	18,000	18,270
Denali Borrower
5.63%, 10/15/20 (A)	102,000	108,502
Iron Mountain
6.00%, 8/15/23 ‡	73,000	76,559
MSCI Inc.
5.25%, 11/15/24 (A)	20,000	21,050
		612,087
HEALTH CARE — 8.4%
CHS
5.13%, 8/15/18	146,000	148,737
5.13%, 8/1/21	25,000	25,813
HCA
6.50%, 2/15/20	219,000	245,006
Kinetic Concepts
10.50%, 11/1/18	131,000	138,323
Valeant Pharmaceuticals International
6.75%, 8/15/18 (A)	91,000	87,824
6.75%, 8/15/21 (A)	30,000	26,700
		672,403
INDUSTRIALS — 14.9%
ADT
2.25%, 7/15/17	18,000	17,910
AECOM
5.75%, 10/15/22 (A)	29,000	30,160
Bombardier
7.50%, 3/15/18 (A)	58,000	57,420
Case New Holland
7.88%, 12/1/17	58,000	62,712
Hertz
6.75%, 4/15/19	58,000	59,522
5.88%, 10/15/20	120,000	124,200
International Lease Finance
8.75%, 3/15/17	146,000	157,497
6.25%, 5/15/19	55,000	59,812
Manitowoc
8.50%, 11/1/20	58,000	60,394
Navistar International
8.25%, 11/1/21	78,000	60,840
Nielsen Finance LLC
5.00%, 4/15/22 (A)	111,000	112,804
4.50%, 10/1/20	73,000	75,077
Nielsen Luxembourg SARL
5.50%, 10/1/21 (A)	22,000	22,798

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
RR Donnelley & Sons
7.88%, 3/15/21	$123,000	$128,320
6.50%, 11/15/23	36,000	33,750
Spirit Aerosystems
6.75%, 12/15/20	73,000	75,829
Terex
6.50%, 4/1/20	58,000	58,435
		1,197,480
INFORMATION TECHNOLOGY — 6.7%
Advanced Micro Devices
7.75%, 8/1/20	117,000	86,580
IAC/InterActive
4.75%, 12/15/22	146,000	137,240
Jabil Circuit
5.63%, 12/15/20	117,000	124,199
Micron Technology Inc.
5.25%, 8/1/23 (A)	166,000	162,180
SunGard Data Systems
7.38%, 11/15/18	29,000	29,689
		539,888
MATERIALS — 9.3%
AK Steel
7.63%, 5/15/20	88,000	45,760
Aleris International
7.63%, 2/15/18	49,000	45,815
Ashland
4.75%, 8/15/22	51,000	51,028
Ball
4.00%, 11/15/23	109,000	106,275
Celanese US Holdings LLC
4.63%, 11/15/22	55,000	55,206
First Quantum Minerals
7.00%, 2/15/21 (A)	50,000	37,000
6.75%, 2/15/20 (A)	50,000	38,062
HudBay Minerals
9.50%, 10/1/20	29,000	25,303
Lundin Mining
7.50%, 11/1/20 (A)	73,000	73,730
Resolute Forest Products
5.88%, 5/15/23	100,000	74,500
Steel Dynamics
6.13%, 8/15/19	140,000	144,900
United States Steel
7.38%, 4/1/20	73,000	54,385
		751,964
TELECOMMUNICATION SERVICES — 14.6%
CenturyLink
6.45%, 6/15/21	146,000	147,095
Frontier Communications
11.00%, 9/15/25 (A)	220,000	230,586
8.50%, 4/15/20	18,000	18,540
Intelsat Jackson Holdings
7.25%, 10/15/20	58,000	52,925
Sable International Finance
6.88%, 8/1/22 (A)	200,000	203,500
SBA Communications
4.88%, 7/15/22	128,000	130,874
SBA Telecommunications
5.75%, 7/15/20	30,000	31,313
Sprint
7.88%, 9/15/23	36,000	33,300
6.90%, 5/1/19	36,000	34,560
Sprint Nextel
6.00%, 12/1/16	88,000	88,990
T-Mobile USA
6.73%, 4/28/22	36,000	37,170
6.63%, 11/15/20	88,000	90,640
6.25%, 4/1/21	73,000	75,365
		1,174,858
UTILITIES — 2.2%
Calpine
7.88%, 1/15/23 (A)	80,000	85,900
NRG Energy
7.63%, 1/15/18	88,000	92,180
		178,080
TOTAL CORPORATE OBLIGATIONS		7,833,243
TOTAL INVESTMENTS
(Cost $8,270,389) †— 97.3%		7,833,243
OTHER ASSETS AND LIABILITIES, NET — 2.7%		217,426
NET ASSETS — 100.0%		$8,050,669

†	At October 31, 2015, the tax basis cost of the Fund's investments was $8,270,389, and the unrealized appreciation and depreciation were $103,572 and $(540,718), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities amounted to $1,996,525 or 24.8% of net assets of the Fund. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
‡	Real Estate Investment Trust.

LLC — Limited Liability Company

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 87.2%
CONSUMER DISCRETIONARY — 8.7%
Comcast
5.70%, 5/15/18	$224,000	$247,526
Daimler Finance North America LLC
1.65%, 5/18/18 (A)	600,000	594,562
1.38%, 8/1/17 (A)	52,000	51,635
Ford Motor Credit LLC
2.38%, 1/16/18	284,000	285,489
1.50%, 1/17/17	424,000	422,826
Time Warner Inc.
2.10%, 6/1/19	525,000	523,157
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	150,000	144,399
1.60%, 11/20/17 (A)	100,000	97,165
		2,366,759
CONSUMER STAPLES — 5.3%
Anheuser-Busch InBev Finance
1.25%, 1/17/18	316,000	312,624
Anheuser-Busch InBev Worldwide
1.38%, 7/15/17	156,000	155,438
CVS Caremark
5.75%, 6/1/17	384,000	410,516
2.25%, 12/5/18	445,000	451,063
Diageo Capital PLC
1.50%, 5/11/17	104,000	104,275
		1,433,916
ENERGY — 16.1%
Canadian Natural Resources
5.70%, 5/15/17	315,000	331,450
1.75%, 1/15/18	277,000	272,831
Chevron
1.72%, 6/24/18	300,000	303,104
1.37%, 3/2/18	230,000	230,498
ConocoPhillips
1.05%, 12/15/17	281,000	279,342
Enterprise Products Operating LLC
6.50%, 1/31/19	40,000	44,710
2.55%, 10/15/19	190,000	189,329
1.65%, 5/7/18	375,000	372,103
Enterprise Products Partners
6.30%, 9/15/17	160,000	173,218
Exxon Mobil
1.31%, 3/6/18	155,000	155,827
Kinder Morgan Energy Partners
5.95%, 2/15/18	68,000	72,097
3.50%, 3/1/16	168,000	169,186
2.65%, 2/1/19	123,000	120,229
Petro-Canada
6.05%, 5/15/18	125,000	136,827
Phillips 66
2.95%, 5/1/17	275,000	281,211
Shell International Finance BV
2.13%, 5/11/20	340,000	340,656
Statoil
3.13%, 8/17/17	170,000	175,944
1.95%, 11/8/18	276,000	277,664
0.61%, 5/15/18	200,000	197,803
TransCanada PipeLines
1.88%, 1/12/18	225,000	225,685
		4,349,714
FINANCIALS — 40.1%
AvalonBay Communities MTN
5.75%, 9/15/16 ‡	212,000	220,249
3.63%, 10/1/20 ‡	375,000	392,457
Bank of America MTN
2.60%, 1/15/19	420,000	424,954
2.25%, 4/21/20	500,000	492,878
Bank of America
3.88%, 3/22/17	158,000	163,252
Bank of Montreal MTN
1.45%, 4/9/18	60,000	59,741
Bank of New York Mellon MTN
2.10%, 1/15/19	88,000	88,634
BB&T MTN
2.25%, 2/1/19	152,000	153,584
1.60%, 8/15/17	96,000	96,446
Berkshire Hathaway
2.10%, 8/14/19	383,000	388,359
Caisse Centrale Desjardins
0.99%, 1/29/18 (A)	400,000	399,181
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	144,000	144,058
CDP Financial
4.40%, 11/25/19 (A)	200,000	218,106
Citigroup
4.45%, 1/10/17	169,000	175,339
2.50%, 9/26/18	246,000	248,974
2.40%, 2/18/20	425,000	422,772
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	310,000	309,135
ERP Operating
5.13%, 3/15/16 ‡	92,000	93,447
General Electric Capital
2.10%, 12/11/19	400,000	400,982
Goldman Sachs Group Inc.
2.38%, 1/22/18	225,000	228,506
1.00%, 5/22/17	350,000	349,614
John Deere Capital MTN
2.25%, 4/17/19	335,000	339,357
JPMorgan Chase
6.00%, 10/1/17	593,000	641,778
2.20%, 10/22/19	175,000	174,427
1.27%, 1/23/20	100,000	100,043
JPMorgan Chase MTN
1.70%, 3/1/18	350,000	349,633
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	254,000	256,795
2.00%, 4/14/20 (A)	300,000	297,375
1.50%, 1/10/18 (A)	74,000	73,946
PNC Bank
2.25%, 7/2/19	449,000	451,091
Royal Bank of Canada MTN
2.15%, 3/15/19	458,000	460,676
2.15%, 3/6/20	235,000	234,347
Simon Property Group
2.20%, 2/1/19 ‡	191,000	192,742
US Bancorp MTN
1.95%, 11/15/18	318,000	321,240
Ventas Realty
2.00%, 2/15/18 ‡	224,000	224,707
1.55%, 9/26/16 ‡	124,000	124,537
Wells Fargo MTN
2.60%, 7/22/20	300,000	302,584

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Wells Fargo
6.00%, 11/15/17	$56,000	$60,841
2.13%, 4/22/19	661,000	664,582
Welltower Inc.
4.95%, 1/15/21 ‡	100,000	108,281
		10,849,650
HEALTH CARE — 1.7%
Amgen
1.25%, 5/22/17	470,000	469,202

INDUSTRIALS — 4.5%
Burlington Northern Santa Fe
4.70%, 10/1/19	50,000	54,538
Caterpillar
1.50%, 6/26/17	256,000	257,619
Eaton
1.50%, 11/2/17	96,000	96,092
GE Capital International Funding MTN
0.96%, 4/15/16 (A)	226,000	225,955
General Electric
5.25%, 12/6/17	214,000	230,970
General Electric Capital MTN
2.20%, 1/9/20	100,000	101,071
Raytheon
3.13%, 10/15/20	250,000	261,409
		1,227,654
INFORMATION TECHNOLOGY — 1.7%
Apple
2.10%, 5/6/19	200,000	203,685
Oracle
2.38%, 1/15/19	240,000	244,836
		448,521
MATERIALS — 1.2%
BHP Billiton
1.63%, 2/24/17	319,000	320,210

TELECOMMUNICATION SERVICES — 6.7%
AT&T
2.45%, 6/30/20	560,000	554,527
1.40%, 12/1/17	317,000	316,395
Verizon Communications
3.65%, 9/14/18	673,000	709,815
2.09%, 9/14/18	175,000	179,776
0.73%, 6/9/17	60,000	59,823
		1,820,336
UTILITIES — 1.2%
Consolidated Edison of New York
5.30%, 12/1/16	128,000	133,924
PacifiCorp
5.50%, 1/15/19	175,000	194,551
		328,475
TOTAL CORPORATE OBLIGATIONS		23,614,437
U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bond
2.63%, 11/15/20	50,000	52,509
U.S. Treasury Note
1.38%, 8/31/20	200,000	198,901
1.00%, 6/30/19	325,000	321,966
0.88%, 5/15/17 to 7/15/18	600,000	600,552
TOTAL U.S. TREASURY OBLIGATIONS		1,173,928
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATION — 3.6%
FANNIE MAE — 3.6%
3.50%, 12/1/25 (B)	905,877	965,558

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATION		965,558
REGIONAL GOVERNMENT OBLIGATIONS — 2.7%
Province of Ontario Canada
1.65%, 9/27/19	416,000	413,319
3.50%, 7/29/20	293,000	312,465

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		725,784
U.S. GOVERNMENT AGENCY OBLIGATION — 0.8%
FANNIE MAE — 0.8%
1.99%, 10/9/19 (B) (C)	250,000	232,550

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		232,550
REPURCHASE AGREEMENT — 0.6%
Counterparty: Bank of Nova Scotia
0.070% dated 10/30/15, due 11/2/15
in the amount of $155,001, fully collateralized by a U.S. Government Obligation, par value $155,000 coupon 4.75%, maturity 11/17/15 value $158,673	155,000	155,000
TOTAL REPURCHASE AGREEMENT		155,000
TOTAL INVESTMENTS
(Cost $26,853,094) †— 99.2%		26,867,257
OTHER ASSETS AND LIABILITIES, NET — 0.8%		217,995
NET ASSETS — 100.0%		$27,085,252

†	At October 31, 2015, the tax basis cost of the Fund's investments was $26,853,094, and the unrealized appreciation and depreciation were $79,349 and $(65,186), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities amounted to $2,359,119 or 8.7% of net assets of the Fund. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase
‡	Real Estate Investment Trust.

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2015 (unaudited)

For the period ended of October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 84.2%
CONSUMER DISCRETIONARY — 5.4%
21st Century Fox America Inc.
3.00%, 9/15/22	$100,000	$99,254
Ford Motor Credit LLC
5.88%, 8/2/21	481,000	548,282
NBCUniversal Media LLC
4.38%, 4/1/21	302,000	332,178
Target
3.50%, 7/1/24	50,000	51,983
Time Warner Inc.
3.40%, 6/15/22	230,000	233,249
		1,264,946
CONSUMER STAPLES — 6.1%
Anheuser-Busch InBev Finance
2.63%, 1/17/23	254,000	241,273
Anheuser-Busch InBev Worldwide Inc.
2.50%, 7/15/22	175,000	166,322
CVS Health
3.38%, 8/12/24	405,000	405,525
2.75%, 12/1/22	326,000	319,565
SABMiller Holdings
3.75%, 1/15/22 (A)	277,000	283,280
		1,415,965
ENERGY — 17.0%
Apache
3.63%, 2/1/21	250,000	256,270
Canadian Natural Resources
3.90%, 2/1/25	148,000	140,464
3.80%, 4/15/24	363,000	343,128
3.45%, 11/15/21	242,000	235,305
Chevron
2.36%, 12/5/22	308,000	300,410
ConocoPhillips
3.35%, 11/15/24	284,000	280,686
Enterprise Products Operating LLC
3.75%, 2/15/25	215,000	207,055
3.35%, 3/15/23	227,000	220,490
Exxon Mobil
3.18%, 3/15/24	125,000	129,032
Husky Energy Inc.
3.95%, 4/15/22	150,000	146,721
Kinder Morgan Energy Partners
2.65%, 2/1/19	191,000	186,696
Phillips 66
4.30%, 4/1/22	360,000	382,038
Statoil
2.90%, 11/8/20	133,000	136,810
2.45%, 1/17/23	379,000	365,497
Suncor Energy Inc.
3.60%, 12/1/24	360,000	358,383
TransCanada PipeLines
2.50%, 8/1/22	295,000	278,240
		3,967,225
FINANCIALS — 32.5%
AvalonBay Communities MTN
2.95%, 9/15/22 ‡	191,000	187,472
2.85%, 3/15/23 ‡	200,000	193,025
Bank of America MTN
4.10%, 7/24/23	383,000	400,271
4.00%, 4/1/24	400,000	410,960
3.88%, 8/1/25	50,000	50,870
Bank of Nova Scotia
2.80%, 7/21/21	391,000	391,556
Berkshire Hathaway Finance
3.00%, 5/15/22	170,000	172,392
Branch Banking & Trust
3.63%, 9/16/25	310,000	310,921
2.85%, 4/1/21	211,000	212,884
CDP Financial
3.15%, 7/24/24	300,000	303,266
Citigroup
3.75%, 6/16/24	677,000	690,597
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	161,000	160,551
ERP Operating
4.63%, 12/15/21 ‡	137,000	149,393
3.38%, 6/1/25 ‡	450,000	447,624
General Electric Capital MTN
3.15%, 9/7/22	123,000	126,180
General Electric Capital
2.10%, 12/11/19	36,000	36,088
JPMorgan Chase
3.90%, 7/15/25	175,000	179,197
3.25%, 9/23/22	440,000	444,275
3.13%, 1/23/25	125,000	121,437
1.27%, 1/23/20	100,000	100,043
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	50,000	52,672
3.00%, 1/10/23 (A)	282,000	280,576
PNC Bank MTN
3.25%, 6/1/25	175,000	174,278
PNC Bank
2.95%, 2/23/25	227,000	220,683
PNC Funding
4.38%, 8/11/20	102,000	111,162
US Bancorp MTN
4.13%, 5/24/21	160,000	174,024
US Bank
2.80%, 1/27/25	150,000	146,034
Ventas Realty
3.25%, 8/15/22 ‡	289,000	281,269
Wells Fargo MTN
3.45%, 2/13/23	685,000	686,991
3.30%, 9/9/24	75,000	74,912
3.00%, 2/19/25	160,000	154,689
Welltower Inc.
4.95%, 1/15/21 ‡	125,000	135,351
		7,581,643
INDUSTRIALS — 8.4%
Burlington Northern Santa Fe LLC
3.65%, 9/1/25	150,000	152,934
3.05%, 9/1/22	130,000	129,868
3.00%, 3/15/23	144,000	142,723
Canadian Pacific Railway
4.50%, 1/15/22	69,000	74,280
Caterpillar
3.90%, 5/27/21	172,000	183,123
General Electric Capital MTN
3.10%, 1/9/23	231,000	233,825
0.71%, 5/5/26	225,000	210,495

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Lockheed Martin
3.35%, 9/15/21	$276,000	$284,000
Norfolk Southern
3.85%, 1/15/24	171,000	176,520
Raytheon
3.13%, 10/15/20	105,000	109,792
2.50%, 12/15/22	269,000	265,140
		1,962,700
INFORMATION TECHNOLOGY — 2.7%
Apple
3.20%, 5/13/25	115,000	116,842
2.85%, 5/6/21	148,000	152,405
2.40%, 5/3/23	365,000	357,098
		626,345
MATERIALS — 1.1%
BHP Billiton Finance USA
3.25%, 11/21/21	252,000	256,086

TELECOMMUNICATION SERVICES — 6.6%
AT&T
3.90%, 3/11/24	153,000	156,740
3.40%, 5/15/25	100,000	97,038
3.00%, 2/15/22	273,000	269,464
2.45%, 6/30/20	225,000	222,801
Verizon Communications
5.15%, 9/15/23	347,000	386,768
4.50%, 9/15/20	275,000	298,166
3.50%, 11/1/24	100,000	99,985
		1,530,962
UTILITIES — 4.4%
Consolidated Edison Co. of New York
4.45%, 6/15/20	87,000	95,239
3.30%, 12/1/24	134,000	135,944
Duke Energy Carolinas LLC
3.90%, 6/15/21	286,000	306,309
PacifiCorp
3.60%, 4/1/24	225,000	234,184
2.95%, 2/1/22	260,000	262,479
		1,034,155
TOTAL CORPORATE OBLIGATIONS		19,640,027
REGIONAL GOVERNMENT OBLIGATIONS — 5.5%
Province of Ontario Canada
3.20%, 5/16/24	325,000	338,682
2.45%, 6/29/22	265,000	265,480
Province of Quebec Canada
3.50%, 7/29/20	388,000	413,776
2.75%, 8/25/21	248,000	254,936
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		1,272,874
U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bond
2.63%, 11/15/20	175,000	183,782
U.S. Treasury Note
2.75%, 2/15/24	225,000	237,229
2.00%, 2/15/25	345,000	341,006
1.75%, 5/15/23	135,000	132,873
TOTAL U.S. TREASURY OBLIGATIONS		894,890
U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
FREDDIE MAC — 0.5%
2.38%, 1/13/22 (B)	100,000	102,361

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		102,361
REPURCHASE AGREEMENT — 1.1%
Counterparty: Bank of Nova Scotia
0.070% dated 10/30/15, due 11/2/15
in the amount of $256,001, fully collateralized by a U.S. Government Obligation, par value $256,000 coupon 4.75%, maturity 11/17/15 value $262,066	256,000	256,000
TOTAL REPURCHASE AGREEMENT		256,000
TOTAL INVESTMENTS
(Cost $22,312,923) †— 95.1%		22,166,152
OTHER ASSETS AND LIABILITIES, NET — 4.9%		1,148,624
NET ASSETS — 100.0%		$23,314,776

†	At October 31, 2015, the tax basis cost of the Fund's investments was $22,312,923, and the unrealized appreciation and depreciation were $41,148 and $(187,919), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities amounted to $616,528 or 2.6% of net assets of the Fund. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
‡	Real Estate Investment Trust.

LLC — Limited Liability Company

MTN — Medium Term Note

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 97.8%
CONSUMER DISCRETIONARY — 4.7%
Brinker International	430	$19,569
Genuine Parts	335	30,405
Home Depot	352	43,521
McDonald's	201	22,562
Regal Entertainment Group, Cl A	1,089	21,105
Time Warner	262	19,739
		156,901
CONSUMER STAPLES — 17.4%
Altria Group	874	52,851
Campbell Soup	672	34,131
Coca-Cola	794	33,626
Coca-Cola Enterprises	605	31,061
Colgate-Palmolive	266	17,649
CVS Health	226	22,324
Hershey	218	19,334
Kimberly-Clark	510	61,052
Kraft Heinz Co.	626	48,809
Molson Coors Brewing, Cl B	578	50,922
PepsiCo.	252	25,752
Philip Morris International	738	65,239
Procter & Gamble	551	42,085
Reynolds American	1,106	53,442
Wal-Mart Stores	348	19,920
		578,197
ENERGY — 7.7%
ConocoPhillips	891	47,535
Enterprise Products Partners (A)	1,354	37,411
Exxon Mobil	440	36,406
Kinder Morgan	1,509	41,271
Occidental Petroleum	575	42,861
Royal Dutch Shell PLC ADR, Cl A	592	31,056
Spectra Energy	695	19,856
		256,396
FINANCIALS — 11.2%
Allianz ADR	1,526	26,781
Arthur J Gallagher	924	40,406
BlackRock, Cl A	88	30,973
CME Group, Cl A	526	49,691
Commonwealth Bank of Australia ADR	266	14,635
Corrections Corp of America ‡	634	18,069
Iron Mountain ‡	1,420	43,509
M&T Bank	199	23,850
Marsh & McLennan	513	28,595
People's United Financial	1,365	21,772
Wells Fargo	490	26,529
Welltower Inc. ‡	740	48,004
		372,814
HEALTH CARE — 6.6%
AbbVie	966	57,525
Johnson & Johnson	496	50,111
Medtronic PLC	314	23,211
Merck	563	30,774
Pfizer	689	23,302
UnitedHealth Group	295	34,745
		219,668
INDUSTRIALS — 15.4%
3M	308	48,421
Boeing	157	23,247
Deluxe	649	38,648
Eaton PLC	526	29,409
Emerson Electric	626	29,566
General Dynamics	218	32,390
Honeywell International	303	31,294
Lockheed Martin	297	65,289
Raytheon	477	56,000
Republic Services, Cl A	716	31,318
RR Donnelley & Sons	1,633	27,549
United Parcel Service, Cl B	239	24,622
United Technologies	260	25,586
Waste Management	930	49,997
		513,336
INFORMATION TECHNOLOGY — 10.2%
Apple	314	37,523
Automatic Data Processing	475	41,320
Intel	589	19,944
Linear Technology	438	19,456
Microchip Technology	835	40,322
Microsoft	710	37,374
Oracle	764	29,674
Paychex	825	42,554
Seagate Technology PLC	841	32,008
Texas Instruments	670	38,002
		338,177
MATERIALS — 4.4%
Bemis	618	28,292
BHP Billiton ADR	468	15,392
Dow Chemical	725	37,461
Potash Corp of Saskatchewan	1,569	31,741
Rio Tinto PLC ADR	415	15,152
RPM International	421	19,244
		147,282
TELECOMMUNICATION SERVICES — 5.4%
AT&T	1,658	55,559
CenturyLink	1,294	36,504
Verizon Communications	1,211	56,772
Vodafone Group PLC ADR	976	32,179
		181,014
UTILITIES — 14.8%
Ameren	1,086	47,437
CMS Energy	988	35,637
Dominion Resources	427	30,501
Duke Energy	632	45,169
Entergy	331	22,561
Eversource Energy	794	40,446
NiSource	1,121	21,478
PPL	1,491	51,290
SCANA	360	21,319
Southern	481	21,693
TECO Energy	1,244	33,588
Vectren	559	25,418
WEC Energy Group	934	48,157
Westar Energy, Cl A	576	22,867
WGL Holdings	390	24,270
		491,831
TOTAL COMMON STOCK		3,255,616
TOTAL INVESTMENTS
(Cost $2,947,008) †— 97.8%		3,255,616
OTHER ASSETS AND LIABILITIES, NET — 2.2%		73,227
NET ASSETS — 100.0%		$3,328,843

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2015 (unaudited)

†	At October 31, 2015, the tax basis cost of the Fund's investments was $2,947,008, and the unrealized appreciation and depreciation were $450,576 and $(141,968), respectively.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At October 31, 2015, these securities amounted to $37,411 or 1.1% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Large Cap Core Equity Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK **— 97.5%
CONSUMER DISCRETIONARY — 8.7%
Genuine Parts	344	$31,221
Home Depot	483	59,718
Kohl's	597	27,534
PVH	378	34,379
Time Warner	820	61,779
TJX	950	69,531
		284,162
CONSUMER STAPLES — 5.0%
Colgate-Palmolive	492	32,644
CVS Health	574	56,700
JM Smucker	141	16,552
PepsiCo.	560	57,226
		163,122
ENERGY — 4.4%
Anadarko Petroleum	778	52,033
Devon Energy	627	26,290
Occidental Petroleum	870	64,850
		143,173
FINANCIALS — 20.8%
American International Group	1,455	91,752
Ameriprise Financial	605	69,793
BlackRock, Cl A	230	80,953
CIT Group	968	41,624
Citigroup	1,188	63,166
Citizens Financial Group Inc.	1,915	46,534
CME Group, Cl A	493	46,574
FNF Group	840	29,635
Marsh & McLennan	580	32,329
Morgan Stanley	1,455	47,971
Northern Trust	717	50,470
Synchrony Financial *	1,093	33,621
Voya Financial	1,101	44,668
		679,090
HEALTH CARE — 12.3%
Abbott Laboratories	1,220	54,656
AbbVie	1,152	68,602
Allergan PLC *	210	64,779
Gilead Sciences Inc.	645	69,744
McKesson	303	54,176
UnitedHealth Group	762	89,748
		401,705
INDUSTRIALS — 14.2%
Boeing	675	99,947
Danaher	862	80,433
General Electric	2,550	73,746
Ingersoll-Rand PLC	988	58,549
Nielsen Holdings PLC	756	35,918
Norfolk Southern	198	15,846
Rockwell Collins	668	57,929
United Technologies	440	43,300
		465,668
INFORMATION TECHNOLOGY — 25.2%
Alphabet Inc., Cl C *	99	70,370
Apple	1,269	151,645
Applied Materials	2,368	39,711
Check Point Software Technologies *	493	41,875
Citrix Systems *	436	35,796
Fidelity National Information Services	948	69,128
First Data, Cl A *	2,115	33,502
Microsoft	2,319	122,072
Oracle	1,740	67,582
Seagate Technology PLC	923	35,129
Texas Instruments	1,041	59,046
Visa, Cl A	1,267	98,294
		824,150
MATERIALS — 3.0%
Ecolab	100	12,035
EI du Pont de Nemours	717	45,458
International Paper	941	40,171
		97,664
TELECOMMUNICATION SERVICES — 0.8%
CenturyLink	994	28,041

UTILITIES — 3.1%
Eversource Energy	901	45,897
WEC Energy Group	1,048	54,035
		99,932
TOTAL COMMON STOCK		3,186,707

TOTAL INVESTMENTS
(Cost $2,820,040) † — 97.5%		3,186,707
OTHER ASSETS AND LIABILITIES, NET — 2.5%		80,311
NET ASSETS — 100.0%		$3,267,018

†	At October 31, 2015, the tax basis cost of the Fund's investments was $2,820,040, and the unrealized appreciation and depreciation were $475,036 and $(108,369) respectively.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes.

Cl — Class
PLC — Public Limited Company

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 52.8%
AUSTRALIA — 3.7%
BHP Billiton	1,954	$32,076
Commonwealth Bank of Australia	743	40,654
Sonic Healthcare Limited	2,355	32,378
Telstra	19,429	74,816
Westpac Banking	2,625	58,740
		238,664
CANADA — 6.1%
BCE	2,699	116,662
Potash Corp of Saskatchewan	3,761	76,085
Rogers Communications, Cl B	2,791	111,055
Shaw Communications, Cl B	2,212	45,929
TELUS	1,468	48,993
		398,724
FRANCE — 8.0%
AXA	1,892	50,609
Electricite de France	3,046	56,724
Sanofi	379	38,280
SCOR	2,141	79,742
TOTAL	1,909	92,671
Unibail-Rodamco‡	308	86,062
Vinci	1,082	73,031
Vivendi	1,895	45,667
		522,786
GERMANY — 6.6%
Allianz SE	304	53,270
BASF	797	65,320
Daimler	711	61,743
Deutsche Post	1,491	44,383
Deutsche Telekom	2,654	49,629
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	539	107,577
Siemens	436	43,869
		425,791
IRELAND — 1.0%
Seagate Technology PLC	1,636	62,266

ITALY — 1.6%
Terna Rete Elettrica Nazionale	19,796	100,745

NORWAY — 2.9%
Orkla	6,398	54,404
Statoil ASA	5,662	90,760
Yara International	943	42,806
		187,970
SINGAPORE — 1.2%
Singapore Exchange	6,685	35,217
Singapore Telecommunications	15,625	44,391
		79,608
SPAIN — 0.7%
Gas Natural SDG	2,155	46,708

SWEDEN — 0.9%
Svenska Handelsbanken, Cl A	4,297	58,443

SWITZERLAND — 2.6%
Nestle SA	492	37,630
Roche Holding AG	163	44,244
Swisscom	173	89,261
		171,135
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing ADR	2,225	48,861

UNITED KINGDOM — 16.7%
Aberdeen Asset Management PLC	8,195	43,800
Amec Foster Wheeler PLC	3,920	42,966
AstraZeneca PLC ADR	2,677	85,369
BAE Systems PLC	11,020	74,800
British American Tobacco PLC	1,468	87,343
GlaxoSmithKline PLC	4,401	95,323
Imperial Tobacco Group PLC	1,906	102,810
National Grid PLC	8,998	128,281
Pearson PLC	2,837	37,678
Rio Tinto	1,140	41,449
Royal Dutch Shell PLC ADR, Cl A	1,670	87,608
SSE PLC	3,891	90,875
Unilever PLC	1,328	59,226
Vodafone Group PLC	33,550	110,811
		1,088,339
TOTAL FOREIGN COMMON STOCK		3,430,040
U.S. COMMON STOCK — 45.1%
CONSUMER DISCRETIONARY — 1.9%
McDonald's	690	77,453
Regal Entertainment Group, Cl A	2,314	44,845
		122,298
CONSUMER STAPLES — 8.4%
Altria Group	1,777	107,455
Coca-Cola	863	36,548
Kimberly-Clark	542	64,883
PepsiCo.	403	41,183
Philip Morris International	1,556	137,551
Procter & Gamble	580	44,300
Reynolds American	2,304	111,329
		543,249
ENERGY — 5.8%
ConocoPhillips	1,335	71,222
Enterprise Products Partners (A)	2,556	70,622
Exxon Mobil	645	53,367
Kinder Morgan	3,561	97,393
Occidental Petroleum	1,176	87,659
		380,263
FINANCIALS — 6.8%
Arthur J Gallagher	755	33,016
CME Group, Cl A	527	49,786
Corrections Corp of America ‡	2,280	64,980
Iron Mountain ‡	2,864	87,753
People’s United Financial	2,852	45,490
Wells Fargo	1,010	54,681
Welltower Inc. ‡	1,583	102,689
		438,395
HEALTH CARE — 1.3%
Merck	834	45,587
Pfizer	1,165	39,400
		84,987

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
INDUSTRIALS — 3.0%
Emerson Electric	860	$40,618
Lockheed Martin	231	50,781
RR Donnelley & Sons	3,461	58,387
Waste Management	789	42,417
		192,203
INFORMATION TECHNOLOGY — 2.8%
Automatic Data Processing	473	41,146
Microchip Technology	996	48,097
Microsoft	763	40,164
Texas Instruments	980	55,586
		184,993
MATERIALS — 1.1%
Dow Chemical	1,402	72,441

TELECOMMUNICATION SERVICES — 4.9%
AT&T	3,512	117,687
CenturyLink	2,994	84,461
Verizon Communications	2,431	113,965
		316,113
UTILITIES — 9.1%
Ameren	1,572	68,665
Duke Energy	1,366	97,628
Entergy	1,190	81,111
PPL	2,873	98,831
Southern	1,053	47,490
TECO Energy	4,103	110,781
WEC Energy Group	1,802	92,911
		597,417
TOTAL U.S. COMMON STOCK		2,932,359

	Number Of Rights
RIGHTS — 0.0%
AUSTRALIA — 0.0%
Westpac Banking, Expires 11/08/15	114	398

TOTAL RIGHTS		398

TOTAL INVESTMENTS
(Cost $6,798,737) †— 97.9%		6,362,797
OTHER ASSETS AND LIABILITIES, NET — 2.1%		138,847
NET ASSETS — 100.0%		$6,501,644

A list of the open forward foreign currency exchange contracts held by the Fund at October 31, 2015, is as follows(1):

					Unrealized
Settlement Date	Currency to Deliver		Currency to Receive		Appreciation
11/5/15	AUD	4,249	USD	3,032	$3

(1) Counterparty is BNY Mellon.

For the period ended October 31, 2015, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $6,798,737, and the unrealized appreciation and depreciation were $227,185 and $(663,125) respectively.
(A)	Security considered Master Limited Partnership. At October, 2015, these securities amounted to $70,622 or 1.1% of net assets.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

Cl — Class

PLC — Public Limited Company

USD — U.S. Dollar

The following is a list of the inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$3,430,040	$—	$—	$3,430,040
U.S. Common Stock	2,932,359	—	—	2,932,359
Rights	398	—	—	398
Total Investments in Securities	$6,362,797	$—	$—	$6,362,797

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$3	$—	$3
Total Other Financial Instruments	$—	$3	$—	$3

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 62.3%
AUSTRALIA — 5.7%
AGL Energy	8,972	$107,037
Amcor	6,181	60,165
Aurizon Holdings	27,263	100,511
AusNet Services	64,561	66,525
Brambles	5,905	43,709
Coca-Cola Amatil	3,347	21,743
CSL	123	8,226
Dexus Property Group‡	9,459	52,208
GPT Group‡	15,724	53,485
Mirvac Group‡	24,534	31,579
Orica	1,688	19,837
Sonic Healthcare Limited	7,341	100,928
Stockland‡	13,033	37,640
Tatts Group	20,310	57,353
Telstra	11,868	45,701
Wesfarmers	213	5,986
		812,633
AUSTRIA — 0.3%
voestalpine	1,053	38,136

BELGIUM — 1.6%
Colruyt	1,954	96,767
Groupe Bruxelles Lambert	676	54,942
Proximus SADP	2,001	69,346
		221,055
CANADA — 13.9%
Bank of Montreal	931	54,140
Bank of Nova Scotia	901	42,370
BCE	2,297	99,286
Canadian Imperial Bank of Commerce	658	50,462
Canadian National Railway	831	50,759
Canadian Utilities, Cl A	3,700	97,339
CI Financial	1,940	46,289
Empire	4,231	88,626
Enbridge Inc.	2,100	89,759
Fairfax Financial Holdings	69	33,979
First Capital Realty	6,333	93,813
Fortis	2,509	72,626
George Weston	831	69,983
Gildan Activewear	3,847	110,591
Great-West Lifeco	2,940	77,929
Intact Financial	1,374	98,132
Metro, Cl A	3,335	95,362
National Bank of Canada	831	27,524
Onex	1,608	97,493
Power Financial	1,663	41,143
RioCan ‡	1,740	33,932
Rogers Communications, Cl B	831	33,066
Royal Bank of Canada	1,801	102,983
Saputo	1,732	41,300
Shaw Communications, Cl B	4,779	99,228
Sun Life Financial Inc.	2,623	88,463
TELUS	1,178	39,315
TransCanada	2,897	97,482
		1,973,374
CHILE — 1.8%
Aguas Andinas, Cl A	180,296	94,816
Colbun	188,332	49,954
Vina Concha y Toro	58,888	100,166
		244,936
CHINA — 0.2%
China Petroleum & Chemical, Cl H	33,100	23,702

COLOMBIA — 0.0%
Isagen ESP	1,617	1,714

CZECH REPUBLIC — 0.2%
Pegas Nonwovens	896	28,002

DENMARK — 1.3%
DSV	2,394	97,068
Tryg	2,553	45,923
William Demant Holdings*	542	47,069
		190,060
FRANCE — 2.8%
Aeroports de Paris	412	51,807
Air Liquide	453	58,731
Atos	890	71,004
Bureau Veritas	1,621	36,667
Danone	722	50,344
L'Oreal	53	9,678
Societe BIC	446	71,139
Sodexo	544	48,437
Zodiac Aerospace	111	2,807
		400,614
GERMANY — 2.1%
Fresenius	1,251	91,825
Fresenius Medical Care	1,015	91,401
Hannover Rueckversicherung	637	73,690
Linde	197	34,174
		291,090
HONG KONG — 2.6%
Cheung Kong Infrastructure Holdings	7,600	70,748
China Mobile	5,750	68,846
CLP Holdings	10,650	92,751
MTR	22,500	102,186
PCCW	70,000	37,932
		372,463
ISRAEL — 1.4%
Bank Hapoalim	14,254	74,197
Mizrahi Tefahot Bank	7,728	93,922
Teva Pharmaceutical Industries	662	39,305
		207,424
ITALY — 1.4%
Snam	19,076	98,801
Terna Rete Elettrica Nazionale	20,864	106,181
		204,982
JAPAN — 4.4%
Ajinomoto	3,100	69,543
FamilyMart	1,150	47,317
Hankyu Hanshin Holdings	6,600	43,263
Lawson	700	52,150
McDonald's Holdings Japan	4,000	94,771
Nippon Telegraph & Telephone	1,700	63,199
Nitori Holdings	1,300	102,238

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
Oracle Japan	1,600	$73,191
Secom	600	40,360
Taisho Pharmaceutical Holdings	200	12,563
Tobu Railway	700	3,405
Tokyo Gas	700	3,490
USS	1,400	24,956
		630,446
LUXEMBOURG — 0.5%
SES	2,346	69,357

MALAYSIA — 1.3%
Alliance Financial Group	11,091	9,242
AMMB Holdings	25,723	28,621
DiGi.Com	5,155	6,312
Genting Malaysia	14,946	14,960
Hong Leong Bank	10,500	34,169
Malayan Banking	6,338	12,186
Maxis	8,609	13,206
Public Bank	3,644	15,336
Sime Darby	6,232	12,127
Tenaga Nasional	3,301	9,728
YTL Power International	82,238	28,906
		184,793
NETHERLANDS — 0.5%
Koninklijke Ahold	524	10,671
Koninklijke Vopak	801	32,216
Unilever	620	28,035
		70,922
NEW ZEALAND — 0.7%
Contact Energy	6,001	21,090
Spark New Zealand	29,011	66,006
		87,096
PHILIPPINES — 0.6%
Aboitiz Power Corp.	99,500	89,257

QATAR — 0.9%
Commercial Bank QSC	6,479	94,880
Qatar Electricity & Water Co. QSC	693	40,473
		135,353
SINGAPORE — 3.5%
ComfortDelGro	23,207	50,360
Keppel	20,434	103,271
Sembcorp Industries	40,745	104,124
Sembcorp Marine	5,700	9,521
Singapore Press Holdings	36,500	103,958
Singapore Technologies Engineering	15,587	36,829
Singapore Telecommunications	18,011	51,170
StarHub	15,240	39,163
		498,396
SOUTH KOREA — 0.2%
Dongbu Insurance	241	14,459
KT&G	142	14,200
		28,659
SWEDEN — 0.6%
Atlas Copco, Cl A	1,716	44,790
TeliaSonera	7,209	36,899
		81,689
SWITZERLAND — 3.4%
Kuehne + Nagel International	602	83,499
Nestle SA	1,378	105,394
Novartis AG	1,116	101,444
Schindler Holding	201	32,699
Swiss Prime Site	833	63,711
Swisscom	112	57,787
Wolseley PLC	782	46,015
		490,549
TAIWAN — 4.8%
Asia Cement	80,541	83,733
Chang Hwa Commercial Bank	47,080	24,509
China Steel	116,969	70,801
Chunghwa Telecom ADR	3,463	106,106
First Financial Holdings	138,957	67,416
Hua Nan Financial Holdings	49,637	23,929
Taiwan Business Bank*	91,205	23,459
Taiwan Cooperative Financial Holdings	202,327	90,682
Taiwan Mobile	23,169	73,154
Taiwan Semiconductor Manufacturing ADR	2,182	47,917
Uni-President Enterprises Corp.	40,000	67,769
		679,475
UNITED KINGDOM — 5.6%
AstraZeneca PLC	537	34,359
Babcock International Group PLC	1,047	15,560
Centrica PLC	9,872	34,409
Compass Group PLC	4,884	84,251
Diageo	1,649	47,753
G4S PLC	5,345	19,998
GlaxoSmithKline PLC	2,226	48,214
National Grid PLC	4,512	64,326
Next PLC	529	65,240
Pearson PLC	2,560	33,999
Reckitt Benckiser Group PLC	718	70,219
Severn Trent PLC	1,439	49,758
SSE PLC	4,357	101,758
United Utilities Group	4,843	73,801
Whitbread PLC	291	22,278
WM Morrison Supermarkets PLC	8,217	21,344
		787,267
TOTAL FOREIGN COMMON STOCK		8,843,444
U.S. COMMON STOCK — 36.2%
CONSUMER DISCRETIONARY — 2.7%
AutoZone *	104	81,579
Comcast, Cl A	831	52,087
McDonald's	866	97,208
Thomson Reuters	2,301	94,461
TJX	831	60,821
		386,156
CONSUMER STAPLES — 6.8%
Campbell Soup	866	43,984
Church & Dwight	242	20,834
Clorox	623	75,969
Coca-Cola	1,282	54,293
Colgate-Palmolive	901	59,781
Costco Wholesale	104	16,444
Dr Pepper Snapple Group	1,039	92,855
General Mills	1,074	62,410
Hershey	589	52,238
Hormel Foods	381	25,737
Kellogg	797	56,204

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
Kimberly-Clark	520	$62,249
McCormick	727	61,053
PepsiCo.	927	94,730
Procter & Gamble	589	44,988
Sysco	2,278	93,968
Wal-Mart Stores	727	41,613
		959,350
ENERGY — 0.6%
Exxon Mobil	1,000	82,740

FINANCIALS — 6.1%
Annaly Capital Management ‡	863	8,587
Arch Capital Group *	970	72,643
Berkshire Hathaway, Cl B *	416	56,584
Everest Re Group	377	67,095
Loews Corp.	400	14,584
M&T Bank	400	47,940
Marsh & McLennan	1,316	73,354
New York Community Bancorp Inc.	4,800	79,296
Northern Trust	1,101	77,499
People's United Financial	5,649	90,102
PNC Financial Services Group Inc.	100	9,026
US Bancorp	2,132	89,928
Wells Fargo	1,916	103,732
WR Berkley	1,212	67,666
		858,036
HEALTH CARE — 2.6%
Cardinal Health	935	76,857
DaVita HealthCare Partners *	946	73,324
Eli Lilly	901	73,495
Johnson & Johnson	242	24,449
Merck	700	38,262
Patterson	416	19,718
Varian Medical Systems *	416	32,668
Waters *	346	44,219
		382,992
INDUSTRIALS — 6.8%
Cintas	1,101	102,492
Deere	600	46,800
General Dynamics	485	72,061
Honeywell International	923	95,327
Lockheed Martin	485	106,618
Northrop Grumman	69	12,955
Raytheon	485	56,939
Republic Services, Cl A	2,501	109,394
Rockwell Collins	100	8,672
Roper Industries	516	96,157
Stanley Black & Decker Inc.	300	31,794
TransDigm Group Inc. *	500	109,925
Union Pacific	693	61,920
Waste Management	693	37,256
		948,310
INFORMATION TECHNOLOGY — 2.9%
Amphenol, Cl A	1,901	103,072
Fidelity National Information Services	700	51,044
Fiserv *	677	65,337
International Business Machines	208	29,137
Motorola Solutions Inc.	700	48,979
Paychex	1,100	56,738
Synopsys *	1,039	51,929
		406,236
MATERIALS — 0.6%
Dow Chemical	69	3,565
Praxair	823	91,427
		94,992
TELECOMMUNICATION SERVICES — 0.8%
AT&T	2,900	97,179
Verizon Communications	204	9,564
		106,743
UTILITIES — 6.3%
Ameren	104	4,543
American Electric Power	104	5,892
American Water Works	1,247	71,528
CMS Energy	1,351	48,731
Consolidated Edison	866	56,940
Dominion Resources	1,401	100,073
DTE Energy	797	65,027
Duke Energy	727	51,959
Entergy	762	51,938
Pinnacle West Capital	866	55,000
PPL	1,663	57,207
Public Service Enterprise Group	901	37,202
SCANA	1,039	61,530
Sempra Energy	754	77,217
Southern	2,151	97,010
Xcel Energy	1,766	62,923
		904,720
TOTAL U.S. COMMON STOCK		5,130,275
REGISTERED INVESTMENT COMPANIES — 0.6%
UNITED STATES — 0.6%
iShares MSCI EAFE Index Fund	747	45,649
SPDR S&P 500 ETF	216	44,913
TOTAL REGISTERED INVESTMENT COMPANIES		90,562

TOTAL INVESTMENTS
(Cost $13,629,372) †— 99.1%		14,064,281
OTHER ASSETS AND LIABILITIES, NET — 0.9%		122,953
NET ASSETS — 100.0%		$14,187,234

A list of the open forward foreign currency exchange contracts held by the Fund at October 31, 2015, is as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Currency to Deliver		Currency to Receive		(Depreciation)
BNY Mellon	11/30/15	AUD	936,100	USD	675,042	$8,443
BNY Mellon	11/30/15	CAD	2,513,200	USD	1,908,466	(13,198)
BNY Mellon	11/30/15	CHF	401,550	USD	411,296	4,717
BNY Mellon	11/30/15	DKK	1,156,100	USD	171,102	537
BNY Mellon	11/30/15	EUR	1,105,400	USD	1,220,273	4,311
BNY Mellon	11/30/15	GBP	480,300	USD	736,937	(3,377)
BNY Mellon	11/30/15	HKD	2,842,000	USD	366,737	23
BNY Mellon	11/30/15	ILS	800,400	USD	205,840	(1,059)
BNY Mellon	11/30/15	JPY	69,391,300	USD	573,223	(1,963)
BNY Mellon	11/30/15	NZD	128,100	USD	86,179	(389)
BNY Mellon	11/30/15	SEK	644,505	USD	75,994	512
BNY Mellon	11/30/15	SGD	665,800	USD	478,972	4,142
HSBC	11/30/15	GBP	33,000	USD	50,645	(220)
RBC	11/30/15	AUD	140,000	USD	100,991	1,297
RBC	11/30/15	CAD	73,000	USD	55,484	(334)
						$3,442

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2015 (unaudited)

For the period ended October 31, 2015, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At October 31, 2015, the tax basis cost of the Fund's investments was $13,629,372, and the unrealized appreciation and depreciation were $1,201,095 and $(766,186), respectively.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HSBC — Hong Kong and Shanghai Banking Corporation

ILS — Israeli New Sheckel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NZD — New Zealand Dollar

PLC — Public Limited Company

RBC — Royal Bank of Canada

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock
Australia	$812,633	$—	$—	$812,633
Austria	38,136	—	—	38,136
Belgium	221,055	—	—	221,055
Canada	1,973,374	—	—	1,973,374
Chile	244,936	—	—	244,936
China	23,702	—	—	23,702
Colombia	1,714	—	—	1,714
Czech Republic	28,002	—	—	28,002
Denmark	190,060	—	—	190,060
France	400,614	—	—	400,614
Germany	291,090	—	—	291,090
Hong Kong	372,463	—	—	372,463
Israel	—	207,424	—	207,424
Italy	204,982	—	—	204,982
Japan	630,446	—	—	630,446
Luxembourg	69,357	—	—	69,357
Malaysia	184,793	—	—	184,793
Netherlands	70,922	—	—	70,922
New Zealand	87,096	—	—	87,096
Philippines	89,257	—	—	89,257
Qatar	40,473	94,880	—	135,353
Singapore	498,396	—	—	498,396
South Korea	28,659	—	—	28,659
Sweden	81,689	—	—	81,689
Switzerland	490,549	—	—	490,549
Taiwan	679,475	—	—	679,475
United Kingdom	787,267	—	—	787,267
U.S. Common Stock	5,130,275	—	—	5,130,275
Registered Investment Companies	90,562	—	—	90,562
Total Investments in Securities	$13,761,977	$302,304	$—	$14,064,281

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$23,982	$—	$23,982
Unrealized Depreciation	—	(20,540)	—	(20,540)
Total Other Financial Instruments	$—	$3,442	$—	$3,442

* Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2015, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

For the period ended October 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global All Cap Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
U.S. COMMON STOCK — 51.4%
CONSUMER DISCRETIONARY — 3.6%
Home Depot	365	$45,129
TJX	620	45,378
Twenty-First Century Fox	1,821	56,233
		146,740
CONSUMER STAPLES — 6.6%
CVS Health	1,000	98,780
Mondelez International, Cl A	952	43,944
PepsiCo.	728	74,394
Philip Morris International	586	51,802
		268,920
ENERGY — 1.6%
Occidental Petroleum	868	64,701

FINANCIALS — 8.3%
American International Group	670	42,250
Ameriprise Financial	345	39,799
Carlyle Group (A)	2,313	43,346
CIT Group	955	41,065
Investors Bancorp	4,541	56,808
NorthStar Realty Finance ‡	4,346	52,195
Synchrony Financial *	1,963	60,382
		335,845
HEALTH CARE — 8.1%
Abbott Laboratories	853	38,214
AbbVie	1,030	61,337
Gilead Sciences	360	38,927
McKesson	232	41,482
Teva Pharmaceutical Industries ADR	957	56,645
UnitedHealth Group	796	93,753
		330,358
INDUSTRIALS — 8.0%
Boeing	448	66,335
Danaher	465	43,389
General Electric	2,912	84,215
Hertz Global Holdings *	2,840	55,380
Hexcel	1,587	73,510
		322,829
INFORMATION TECHNOLOGY — 14.2%
Alphabet, Cl C *	96	68,238
Apple	748	89,386
Applied Materials	3,109	52,138
Automatic Data Processing	789	68,635
CommVault Systems *	1,233	49,961
Cypress Semiconductor	5,235	55,177
Microsoft	1,811	95,331
Oracle	1,105	42,918
Visa, Cl A	740	57,409
		579,193
MATERIALS — 1.0%
Praxair	378	41,992

TOTAL U.S. COMMON STOCK		2,090,578
FOREIGN COMMON STOCK — 39.6%
AUSTRALIA — 1.2%
Amcor	4,998	48,650

BELGIUM — 2.7%
Anheuser-Busch InBev	529	63,232
KBC Groep	746	45,447
		108,679
FRANCE — 7.2%
Accor	1,045	51,987
Airbus Group	1,003	69,883
Safran	1,101	83,672
Sanofi	415	41,916
Sodexo	492	43,807
		291,265
GERMANY — 1.2%
Continental	208	50,023

HONG KONG — 1.7%
AIA Group	11,515	67,747

IRELAND — 2.0%
Experian PLC	3,113	53,173
Seagate Technology PLC	805	30,638
		83,811
JAPAN — 2.6%
Calbee	1,700	62,128
Mitsubishi Electric	4,000	42,098
		104,226
MEXICO — 1.0%
Kimberly-Clark de Mexico, Cl A	17,411	41,668

SPAIN — 1.0%
Cellnex Telecom SAU*(B)	2,300	39,911

SWITZERLAND — 5.2%
Nestle SA	1,170	89,485
Novartis AG	543	49,359
Roche Holding AG	275	74,645
		213,489
UNITED KINGDOM — 13.8%
BT Group PLC, Cl A	6,390	45,806
Croda International PLC	1,274	56,916
Diageo	2,215	64,144
Imperial Tobacco Group PLC	1,901	102,541
Liberty Global PLC*	875	37,310
Lloyds Banking Group PLC	43,900	49,897
Smith & Nephew PLC	3,720	63,655
Unilever PLC	940	41,922
Vodafone Group PLC	10,200	33,689
WPP PLC	3,045	68,441
		564,321
TOTAL FOREIGN COMMON STOCK		1,613,790

TOTAL INVESTMENTS
(Cost $3,644,325) †— 91.0%		3,704,368
OTHER ASSETS AND LIABILITIES, NET — 9.0%		366,219
NET ASSETS — 100.0%		$4,070,587

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global All Cap Fund • Schedule of Investments

October 31, 2015 (unaudited)

†	At October 31, 2015, the tax basis cost of the Fund's investments was $3,644,325, and the unrealized appreciation and depreciation were $285,076 and $(225,033), respectively.
(A)	Security considered Master Limited Partnership. At October 31, 2015, these securities amounted to $43,346 or 1.1% of net assets.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities amounted to $39,911 or 1.0% of net assets of the Fund. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class
PLC — Public Limited Company

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BONDS — 37.9%
Alaska Communications Systems Group
6.250%, 05/1/18	$16,000	$15,950
Alpha Appalachia Holdings
3.250%, 08/1/15	9,000	495
Apollo Investment
5.750%, 01/15/16	9,000	9,034
Ares Capital
5.750%, 02/1/16	11,000	11,069
Artis
5.750%, 06/30/18 ‡	19,000	18,905
BPZ Resources
6.500%, 03/1/15	8,000	660
Campus Crest Communities Operating Partnership
5.000%, 10/15/18 ‡(A)	26,000	25,821
Capstone Infrastructure
6.500%, 12/31/16	31,000	23,885
Capstone Power
6.750%, 12/31/17	3,000	2,340
Cervus Equipment
6.000%, 07/31/17	3,000	2,329
Chesapeake Energy
2.750%, 11/15/35	76,000	75,383
2.500%, 05/15/37	59,000	50,445
2.500%, 05/15/37	16,000	13,680
2.250%, 12/15/38	20,000	14,300
Clearwire Communications
8.250%, 12/1/40 (A)	149,000	153,097
Colony Financial
5.000%, 04/15/23 ‡	43,000	42,651
Ctrip.com International
1.000%, 07/1/20 (A)	9,000	10,001
Dream Global Real Estate Investment Trust
5.500%, 07/31/18 ‡	25,000	19,358
E-House China Holdings
2.750%, 12/15/18 (A)	29,000	27,260
Energy XXI
3.000%, 12/15/18	28,000	4,060
Exelixis
4.250%, 08/15/19	6,000	7,478
Ezcorp
2.625%, 06/15/19	17,000	12,739
Finisar
0.500%, 12/15/33	44,000	39,352
FXCM
2.250%, 06/15/18	108,000	72,900
Herbalife
2.000%, 08/15/19	77,000	68,241
Homeinns Hotel Group
2.000%, 12/15/15	31,000	30,574
IAS Operating Partnership
5.000%, 03/15/18 ‡(A)	70,000	66,019
InterOil
2.750%, 11/15/15	42,000	41,475
InvenSense
1.750%, 11/1/18	22,000	21,161
KEYW Holding
2.500%, 07/15/19	10,000	7,944
ModusLink Global Solutions
5.250%, 03/1/19	1,000	801
New Mountain Finance
5.000%, 06/15/19	19,000	18,964
Northland Power
5.000%, 06/30/19	9,000	7,089
NorthStar Realty Europe
4.625%, 12/15/16 ‡(A)	219,000	212,896
NRG Yield
3.500%, 02/1/19 (A)	36,000	33,615
Nuance Communications
1.500%, 11/1/35	31,000	32,589
NXP Semiconductors
1.000%, 12/1/19 (A)	33,000	35,351
Pattern Energy Group
4.000%, 07/15/20 (A)	43,000	42,705
Pennymac
5.375%, 05/1/20 ‡	116,000	104,980
Primero Mining
6.500%, 03/31/16	4,000	4,004
PROS Holdings
2.000%, 12/1/19 (A)	23,000	22,957
Prospect Capital
5.375%, 10/15/17	14,000	13,825
5.750%, 03/15/18	32,000	31,960
5.875%, 01/15/19	23,000	22,396
4.750%, 04/15/20	41,000	36,644
Qihoo 360 Technology
2.500%, 09/15/18	93,000	90,442
0.500%, 08/15/20	100,000	91,625
Redwood Trust
4.625%, 04/15/18 ‡	33,000	31,061
Resource Capital
6.000%, 12/1/18 ‡	17,000	15,555
SanDisk
1.500%, 08/15/17	10,000	15,950
0.500%, 10/15/20	62,000	65,371
Silver Standard Resources
2.875%, 02/1/33 (A)	37,000	29,045
SINA
1.000%, 12/1/18	74,000	71,317
Solazyme
5.000%, 10/1/19	20,000	11,650
SouFun Holdings
2.000%, 12/15/18	4,000	3,843
SunEdison
2.625%, 06/1/23 (A)	49,000	22,816
TCP Capital
5.250%, 12/15/19	7,000	6,969
Teligent
3.750%, 12/15/19 (A)	18,000	16,245
Tesla Motors
0.250%, 03/1/19	38,000	34,295
TICC Capital
7.500%, 11/1/17	8,000	8,260
TPG Specialty Lending
4.500%, 12/15/19	13,000	12,854
VEREIT
3.000%, 08/1/18 ‡	151,000	144,771
Verint Systems
1.500%, 06/1/21	20,000	20,188
Vivus
4.500%, 05/1/20 (A)	56,000	36,925

TOTAL CONVERTIBLE BONDS		2,238,564

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
COMMON STOCK — 23.5%
CONSUMER DISCRETIONARY — 0.2%
Dick's Sporting Goods	100	$4,455
MDC Partners, Cl A	300	6,234
		10,689
ENERGY — 1.3%
AltaGas	500	12,909
Canadian Natural Resources	600	13,912
Canyon Services Group	400	1,493
Cenovus Energy	700	10,428
SandRidge Energy *	5,046	1,869
Suncor Energy	400	11,903
TransCanada	700	23,555
		76,069
FINANCIALS — 20.3%
Annaly Capital Management ‡	4,900	48,755
AR Capital Acquisition *	300	2,970
Atlantic Alliance Partnership *	700	7,098
Bank of Nova Scotia	2,700	126,968
Berkshire Hathaway, Cl B *	1,800	244,836
Boulevard Acquisition II *	3,000	30,420
Brookfield Asset Management, Cl A	150	5,240
Canadian Imperial Bank of Commerce	1,900	145,711
Capitol Acquisition III *	6,000	60,060
Double Eagle Acquisition *	8,000	83,200
Easterly Acquisition *	3,000	30,630
FinTech Acquisition *	1,400	14,238
Global Partner Acquisition *	2,000	20,200
Gores Holdings *	7,000	73,080
GP Investments Acquisition, Cl U *	1,900	18,896
Harmony Merger *	1,300	13,182
Hennessy Capital Acquisition II *	2,000	19,720
Pace Holdings *	6,000	63,000
Quinpario Acquisition 2 *	3,000	30,315
Royal Bank of Canada	1,900	108,644
Terrapin 3 Acquisition *	2,500	25,775
VEREIT ‡	3,100	25,606
		1,198,544
INDUSTRIALS — 0.2%
Air Canada, Cl B *	600	4,937
KBR	400	7,376
		12,313
INFORMATION TECHNOLOGY — 0.4%
Open Text	200	9,270
Oracle	200	7,768
QUALCOMM	100	5,942
		22,980
MATERIALS — 0.0%
Freeport-McMoRan	100	1,177
Teck Resources, Cl B	100	586
		1,763
TELECOMMUNICATION SERVICES — 0.1%
Manitoba Telecom Services	300	6,591

UTILITIES — 1.0%
Atco, Cl I	100	2,856
Canadian Utilities, Cl A	200	5,261
Capital Power	700	10,059
TransAlta	2,300	10,730
TransAlta Renewables	3,600	27,807
		56,713
TOTAL COMMON STOCK		1,385,662
CORPORATE OBLIGATIONS — 14.8%
CONSUMER DISCRETIONARY — 4.3%
Amaya
7.50%, 1/31/16	$4,000	3,068
American Greetings
7.38%, 12/1/21	2,000	2,105
Ameristar Casinos
7.50%, 4/15/21	20,000	21,075
Best Buy
5.00%, 8/1/18	25,000	26,625
Dana Holding
5.38%, 9/15/21	20,000	20,400
Goodyear Tire & Rubber
7.00%, 5/15/22	20,000	21,750
Hilton Worldwide Finance
5.63%, 10/15/21	20,000	20,933
Jarden
7.50%, 5/1/17	20,000	21,550
L Brands
8.50%, 6/15/19	20,000	23,600
Lear
4.75%, 1/15/23	20,000	20,125
Neiman Marcus Group
8.00%, 10/15/21 (A)	20,000	20,775
PVH
4.50%, 12/15/22	20,000	20,050
Six Flags Entertainment
5.25%, 1/15/21 (A)	15,000	15,563
TEGNA
5.13%, 10/15/19	2,000	2,085
WMG Acquisition
6.00%, 1/15/21 (A)	14,000	14,420
		254,124
CONSUMER STAPLES — 0.8%
Constellation Brands
7.25%, 5/15/17	20,000	21,650
Spectrum Brands
6.38%, 11/15/20	20,000	21,350
		43,000
FINANCIALS — 1.8%
CBRE Services
5.00%, 3/15/23	20,000	20,315
CIT Group
5.00%, 5/15/17	20,000	20,610
Crown Castle International
4.88%, 4/15/22 ‡	20,000	21,175
Denali Borrower
5.63%, 10/15/20 (A)	20,000	21,275
Lamar Media
5.88%, 2/1/22	20,000	21,200
		104,575
HEALTH CARE — 0.8%
CHS
8.00%, 11/15/19	20,000	20,800

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
HCA
6.50%, 2/15/20	$25,000	$27,969
		48,769
INDUSTRIALS — 2.0%
Bombardier
7.50%, 3/15/18 (A)	20,000	19,800
Case New Holland
7.88%, 12/1/17	20,000	21,625
Hertz
6.75%, 4/15/19	10,000	10,262
International Lease Finance
8.75%, 3/15/17	25,000	26,969
5.75%, 5/15/16	20,000	20,363
Nielsen Finance
4.50%, 10/1/20	20,000	20,569
		119,588
INFORMATION TECHNOLOGY — 0.7%
Jabil Circuit
5.63%, 12/15/20	20,000	21,230
Open Text
5.63%, 1/15/23 (A)	20,000	20,200
		41,430
MATERIALS — 1.6%
Aleris International
7.63%, 2/15/18	17,000	15,895
Crown Americas
6.25%, 2/1/21	15,000	15,581
First Quantum Minerals
7.00%, 2/15/21 (A)	11,000	8,140
6.75%, 2/15/20 (A)	11,000	8,374
Resolute Forest Products
5.88%, 5/15/23	20,000	14,900
Steel Dynamics
6.13%, 8/15/19	15,000	15,525
United States Steel
7.00%, 2/1/18	20,000	17,500
		95,915
TELECOMMUNICATION SERVICES — 1.7%
CenturyLink
5.80%, 3/15/22	20,000	19,450
SBA Telecommunications
5.75%, 7/15/20	20,000	20,875
Sprint Nextel
6.00%, 12/1/16	20,000	20,225
T-Mobile USA
6.63%, 11/15/20	20,000	20,600
6.46%, 4/28/19	20,000	20,575
		101,725
UTILITIES — 1.1%
AES
7.38%, 7/1/21	20,000	21,300
Calpine
7.88%, 1/15/23 (A)	20,000	21,475
NRG Energy
8.25%, 9/1/20	20,000	20,500
		63,275
TOTAL CORPORATE OBLIGATIONS		872,401
REGISTERED INVESTMENT COMPANIES — 13.1%
Energy Select Sector SPDR Fund	100	6,803
Highland/iBoxx Senior Loan ETF	5,000	92,550
iShares 20+ Year Treasury Bond ETF	100	12,278
iShares 3-7 Year Treasury Bond ETF	100	12,391
iShares Gold Bullion ETF	100	769
iShares JP Morgan USD Emerging Markets Bond ETF	42	4,557
iShares US Preferred Stock ETF	5,700	223,782
Pennant Park Floating Rate Closed End Management Investment Company	7,104	85,745
SPDR Barclays Convertible Securities ETF	6,100	284,016
SPDR Barclays Short Term High Yield Bond ETF	1,900	51,870

TOTAL REGISTERED INVESTMENT COMPANIES		774,761
PREFERRED STOCK — 3.1%
ArcelorMittal*	1,100	9,944
Bank of America*	10	11,050
Brookfield Office Properties*	996	20,400
Brookfield Property Split	50	953
Chesapeake Energy*(A)	53	19,676
Dundee*	200	2,600
Element Financial	200	3,633
Frontier Communications*	300	29,739
SandRidge Energy*	1,230	8,201
TransAlta	319	2,523
Tyson Foods*	1,050	54,968
Wells Fargo*	10	11,850
Welltower*‡	100	5,911

TOTAL PREFERRED STOCK		181,448
U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bond
2.16%, 8/15/43 to 2/15/44 (B)	$160,000	68,639
2.13%, 11/15/43 (B)	80,000	34,302
2.13%, 5/15/43 (B)	80,000	34,453
2.07%, 5/15/44 (B)	80,000	33,171

TOTAL U.S. TREASURY OBLIGATIONS		170,565

	NUMBER OF WARRANTS
WARRANTS — 0.0%
General Motors, Expires 12/31/15 *	7,644	237

TOTAL WARRANTS		237
TOTAL INVESTMENTS
(Cost $6,146,550) † — 95.3%		5,623,638
OTHER ASSETS AND LIABILITIES, NET — 4.7%		275,061
NET ASSETS — 100.0%		$5,898,699

A list of the open forward foreign currency exchange contracts held by the Fund at October 31, 2015, is as follows(1):

					Unrealized
Settlement Date	Currency to Deliver		Currency to Receive		Depreciation
11/30/15	CAD	843,285	USD	640,935	$(3,865)
11/30/15	CHF	1	USD	1	–
					$(3,865)

(1) Counterparty is BNY Mellon.

For the period ended October 31, 2015, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2015 (unaudited)

†	At October 31, 2015, the tax basis cost of the Fund's investments was $6,146,550, and the unrealized appreciation and depreciation were $50,824 and $(573,736), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities amounted to $904,451 or 15.3% of net assets of the Fund. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(B)	The rate shown is the effective yield at time of purchase
*	Non-income producing security.
‡	Real Estate Investment Trust.

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$2,238,564	$—	$2,238,564
Common Stock	1,385,662	—	—	1,385,662
Corporate Obligations	—	872,401	—	872,401
Registered Investment Companies	774,761	—	—	774,761
Preferred Stock	25,423	156,025	—	181,448
U.S. Treasury Obligations	—	170,565	—	170,565
Warrants	—	237	—	237
Total Investments in Securities	$2,185,846	$3,437,792	$—	$5,623,638

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Depreciation	$—	$(3,865)	$—	$(3,865)
Total Other Financial Instruments	$—	$(3,865)	$—	$(3,865)

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation on the instrument.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2015 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK** — 99.5%
CONSUMER DISCRETIONARY — 11.2%
Brinker International	39,413	$1,793,686
Dana Holding	47,535	798,588
Hibbett Sports *	28,515	974,072
Iconix Brand Group *	42,255	647,347
Movado Group	39,076	1,005,816
PVH	12,434	1,130,872
Service International	59,044	1,668,584
Steven Madden *	40,672	1,417,419
Urban Outfitters *	33,920	970,112
Visteon *	11,184	1,219,839
		11,626,335
CONSUMER STAPLES — 2.7%
B&G Foods	50,704	1,840,048
Whole Foods Market Inc.	32,790	982,388
		2,822,436
ENERGY — 1.1%
Dril-Quip *	11,075	681,777
Oil States International *	15,395	462,004
		1,143,781
FINANCIALS — 26.2%
Arthur J Gallagher	34,566	1,511,571
Bank of Hawaii	32,813	2,148,595
BankUnited	63,068	2,344,868
Blackstone Mortgage Trust, Cl A ‡	44,579	1,226,814
Capitol Federal Financial	82,386	1,069,370
CBOE Holdings	13,027	873,330
CubeSmart ‡	44,711	1,243,860
CVB Financial	96,067	1,676,369
Diamond Hill Investment Group Inc.	5,500	1,100,275
First Republic Bank	32,510	2,123,228
Glacier Bancorp Inc.	40,020	1,094,947
Huntington Bancshares	79,283	869,735
Investors Bancorp	142,435	1,781,862
LegacyTexas Financial Group	48,792	1,400,330
Liberty Property Trust ‡	47,289	1,608,772
Morningstar	12,282	1,008,475
NorthStar Realty Finance ‡	86,555	1,039,526
Texas Capital Bancshares *	28,861	1,593,127
Waddell & Reed Financial, Cl A	43,339	1,600,943
		27,315,997
HEALTH CARE — 12.0%
Air Methods *	42,875	1,754,874
Alkermes PLC *	36,382	2,616,593
Bio-Rad Laboratories, Cl A *	12,000	1,673,760
Integra LifeSciences Holdings *	17,545	1,045,156
Lannett Co. Inc. *	24,970	1,117,907
US Physical Therapy Inc.	23,885	1,171,798
WellCare Health Plans *	21,273	1,884,788
Wright Medical Group *	64,123	1,239,497
		12,504,373
INDUSTRIALS — 19.8%
AGCO	16,828	814,307
Allison Transmission Holdings, Cl A	49,878	1,431,499
Armstrong World Industries *	35,244	1,748,807
Curtiss-Wright	13,507	939,547
Genesee & Wyoming, Cl A *	18,892	1,267,653
Hexcel	37,978	1,759,141
Jacobs Engineering Group *	18,870	757,442
Mueller Industries	57,674	1,817,884
Mueller Water Products, Cl A	121,105	1,065,724
Simpson Manufacturing	27,059	1,027,701
Wabtec	22,502	1,864,741
Waste Connections	42,443	2,312,295
Werner Enterprises	58,783	1,555,398
Woodward	51,143	2,327,006
		20,689,145
INFORMATION TECHNOLOGY — 14.2%
Check Point Software Technologies *	14,710	1,249,467
CommVault Systems *	35,676	1,445,592
Cypress Semiconductor	125,167	1,319,260
EVERTEC	68,835	1,255,550
Harmonic *	189,444	1,091,198
National Instruments	42,494	1,294,792
NetScout Systems *	41,715	1,496,317
PTC Inc. *	19,475	690,194
Qorvo Inc. *	11,600	509,588
Total System Services	31,533	1,653,906
Ubiquiti Networks *	41,755	1,218,411
Universal Display *	46,144	1,583,201
		14,807,476
MATERIALS — 8.0%
Chemtura *	32,508	1,038,306
Flotek Industries *	69,899	1,265,172
KapStone Paper and Packaging	63,450	1,380,038
Methanex	20,171	805,428
Reliance Steel & Aluminum	18,590	1,114,656
Silgan Holdings	27,513	1,399,586
WestRock	24,196	1,300,777
		8,303,963
TELECOMMUNICATION SERVICES — 0.2%
Lumos Networks	19,328	250,491

UTILITIES — 4.1%
Great Plains Energy	55,221	1,518,577
Vectren	30,595	1,391,155
Westar Energy, Cl A	33,528	1,331,062
		4,240,794
TOTAL COMMON STOCK		103,704,791
TOTAL INVESTMENTS
(Cost $106,650,824) †— 99.5%		103,704,791
OTHER ASSETS AND LIABILITIES, NET — 0.5%		563,855
NET ASSETS — 100.0%		$104,268,646

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $106,650,824, and the unrealized appreciation and depreciation were $4,978,460 and $(7,924,493), respectively.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class
PLC — Public Limited Company

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2015 (unaudited)

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — October 31, 2015 (unaudited)

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (‘‘NASDAQ’’)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (‘‘NOCP’’). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eight day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (‘‘Fair Value Procedures’’), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (‘‘Interactive Data’’) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a ‘‘confidence interval’’ which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable ‘‘confidence interval’’ based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of October 31, 2015, there were no foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes ‘‘observable’’ requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended October 31, 2015, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: December 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: December 15, 2015

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date: December 15, 2015

* Print the name and title of each signing officer under his or her signature.